Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 38,981	$ 40,746
Accumulated amortization	22,152	19,803
Net book value	16,829	20,943
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	21,142	22,031
Accumulated amortization	7,978	6,995
Net book value	13,164	15,036
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	5,150	5,400
Accumulated amortization	4,369	4,059
Net book value	781	1,341
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	12,355	12,964
Accumulated amortization	9,476	8,404
Net book value	2,879	4,560
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	334	351
Accumulated amortization	329	345
Net book value	$ 5	$ 6